Derivative Financial Instruments - Schedule of Derivative Liabilities at Fair Value (Details) - Fair Value, Recurring $ in Thousands	Dec. 31, 2020 USD ($)
Liabilities, Fair Value Disclosure [Abstract]
Derivative Assets	$ 253
Level 1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Assets	0
Level 2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Assets	253
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Derivative Assets	$ 0